Property, leasehold improvements and equipment - Roll-forward - Cost (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		$ 2,700,469	$ 2,647,101
Property, plant and equipment at end of period	$ 133,105	2,724,296	2,700,469	$ 2,647,101
Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		3,395,474	3,252,389	3,205,247
Acquisitions		121,731	147,614	136,058
Disposals		(2,393)		(525)
Transfers		(93)		(80,966)
Other		(8,570)	(4,529)	(7,425)
Property, plant and equipment at end of period		3,506,149	3,395,474	3,252,389
Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(695,005)	(605,288)	(534,985)
Depreciation		(97,481)	(92,320)	(92,439)
Disposals		9,502		525
Other		1,131	2,603	21,611
Property, plant and equipment at end of period		(781,853)	(695,005)	(605,288)
Land
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		1,709,508	1,709,508
Property, plant and equipment at end of period		1,709,508	1,709,508	1,709,508
Land | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		1,709,508	1,709,508	1,709,508
Property, plant and equipment at end of period		1,709,508	1,709,508	1,709,508
Leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		854,829	786,085
Property, plant and equipment at end of period		857,274	854,829	786,085
Leasehold improvements | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		1,188,966	1,058,546	999,798
Acquisitions		463		49,345
Transfers		70,373	130,420	9,403
Property, plant and equipment at end of period		1,259,802	1,188,966	1,058,546
Leasehold improvements | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(334,137)	(272,461)	(216,577)
Depreciation		(68,391)	(61,676)	(55,884)
Property, plant and equipment at end of period		(402,528)	(334,137)	(272,461)
Machinery and equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		72,867	83,611
Property, plant and equipment at end of period		53,600	72,867	83,611
Machinery and equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		214,725	206,345	202,959
Acquisitions		208	8,380	3,386
Transfers		53
Other		(7,237)
Property, plant and equipment at end of period		207,749	214,725	206,345
Machinery and equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(141,858)	(122,734)	(103,765)
Depreciation		(19,347)	(19,124)	(18,969)
Disposals		7,056
Property, plant and equipment at end of period		(154,149)	(141,858)	(122,734)
Furniture and office equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		27,940	35,105
Property, plant and equipment at end of period		22,786	27,940	35,105
Furniture and office equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		159,969	159,735	158,112
Acquisitions		1,908	440	2,168
Disposals				(525)
Transfers		590
Other			(206)	(20)
Property, plant and equipment at end of period		162,467	159,969	159,735
Furniture and office equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(132,029)	(124,630)	(115,438)
Depreciation		(7,652)	(7,720)	(9,729)
Disposals				525
Other			321	12
Property, plant and equipment at end of period		(139,681)	(132,029)	(124,630)
Transportation equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		287	1,555
Property, plant and equipment at end of period		51	287	1,555
Transportation equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		21,655	21,655	61,730
Disposals		(2,393)
Transfers				(34,283)
Other		(1,003)		(5,792)
Property, plant and equipment at end of period		18,259	21,655	21,655
Transportation equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(21,368)	(20,100)	(36,404)
Depreciation		(64)	(1,268)	(4,806)
Disposals		2,446
Other		778		21,110
Property, plant and equipment at end of period		(18,208)	(21,368)	(20,100)
Computer equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		2,838	2,212
Property, plant and equipment at end of period		5,857	2,838	2,212
Computer equipment | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		68,451	67,575	67,731
Acquisitions		5,023	3,973	869
Transfers				(430)
Other		(330)	(3,097)	(595)
Property, plant and equipment at end of period		73,144	68,451	67,575
Computer equipment | Accumulated depreciation
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		(65,613)	(65,363)	(62,801)
Depreciation		(2,027)	(2,532)	(3,051)
Other		353	2,282	489
Property, plant and equipment at end of period		(67,287)	(65,613)	(65,363)
Construction in progress for leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		32,200	29,025
Property, plant and equipment at end of period		75,220	32,200	29,025
Construction in progress for leasehold improvements | Cost
Property, leasehold improvements and equipment, net
Property, plant and equipment at beginning of period		32,200	29,025	5,409
Acquisitions		114,129	134,821	80,290
Transfers		(71,109)	(130,420)	(55,656)
Other			(1,226)	(1,018)
Property, plant and equipment at end of period		$ 75,220	$ 32,200	$ 29,025